Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies.
Schedule of contractual obligation

	Research and
Year	Development	Leases	Total
2025	$46,000	$116,250	$162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
2028	46,000	—	46,000
2029	46,000	—	46,000
Total	$230,000	$116,250	$346,250